Fixed assets	12 Months Ended
Dec. 31, 2023
Fixed assets
Fixed assets

Note 8    Fixed assets

8.1    Gains (losses) on disposal of fixed assets

(in millions of euros)	2023	2022	2021

Transfer price(1)	292	347	163
Net book value of assets sold	(201)	(187)	(111)
Proceeds from the disposal of fixed assets	91	159	52

(1)	The proceeds from disposal of fixed assets is used to calculate eCAPEX. This operating performance indicator relates to acquisition of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, net of the price of disposal of fixed assets.

8.2    Depreciation and amortization

(in millions of euros)

Depreciation and amortization of intangible assets

Depreciation and amortization of property, plant and equipment

Depreciation and amortization of intangible assets

(in millions of euros)

Depreciation and amortization of property, plant and equipment

(in millions of euros)

Accounting policies

Assets are amortized to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by optical fiber). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 21 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

8.3    Impairment of fixed assets

(in millions of euros)	2023	2022	2021
Mobile Financial Services(1)	(42)	(21)	—
Poland	(5)	(2)	(11)
France	(1)	(15)	(1)
International Carriers & Shared Services	1	0	(2)
Orange Business	8	(20)	0
Other	(8)	1	(2)
Total of impairment of fixed assets	(47)	(56)	(17)

(1)In 2023, the impairment of fixed assets is the result of the freezing of some IT developments.

In 2022, the impairment of fixed assets resulted from impairment tests on Cash-Generating Units (CGUs), described in Note 7.1.

Key assumptions and sensitivity of the recoverable amount of the Orange brand

The key assumptions and sources of sensitivity used in the assessment of the recoverable amount of the Orange brand are similar to those used for the goodwill of consolidated activities (see Note 7.3), which affect the revenue base and potentially the level of brand royalties.

Other assumptions that affect the assessment of the recoverable amount are as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
Basis of recoverable amount	Value in use	Value in use	Value in use
Used source	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.4%	1.4%	1.3%
Post-tax discount rate	8.5%	8.2%	7.7%
Pre-tax discount rate	11.0%	10.5%	9.8%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Accounting policies

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash inflows independent of those of the Cash-Generating Units. The recoverable amount is therefore determined at the level of the CGU (or group of CGUs) to which the assets belong, according to a method similar to that described for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties discounted in perpetuity (and included in the business plan), less costs attributable to the brand’s owner.

8.4    Other intangible assets

	December 31, 2023				December 31,	December 31,
					2022	2021
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Telecommunications licenses	12,891	(5,962)	(52)	6,878	6,869	6,691
Software	14,400	(9,951)	(106)	4,344	4,280	4,331
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,106	(145)	(897)	65	60	69
Customer bases	5,443	(5,085)	(14)	344	246	346
Other intangible assets	2,089	(1,553)	(201)	335	358	370
Total	39,063	(22,695)	(1,269)	15,098	14,946	14,940

(in millions of euros)	2023	2022	2021
Net book value of other intangible assets - in the opening balance	14,946	14,940	15,135
Acquisitions of other intangible assets	2,365	2,678	2,842
o/w telecommunications licenses(1)	721	1,060	926
Impact of changes in the scope of consolidation(2)	208	35	(888)
Disposals	(7)	(5)	(4)
Depreciation and amortization	(2,332)	(2,418)	(2,363)
Impairment	(48)	(33)	(40)
Translation adjustment	(69)	(245)	92
Reclassifications and other items(3)	35	(7)	165
Net book value of other intangible assets - in the closing balance	15,098	14,946	14,940

(1)	In 2023, mainly includes the purchase of 5G licenses in Belgium for 303 million euros and the 5G license in Poland for 121 million euros.

In 2022, mainly included the acquisition of the 5G licenses in Romania for 319 million euros and in Belgium for 213 million euros, and for the 2600 MHz band license in Egypt for 311 million euros.

In 2021, included the acquisition of the 5G license in Spain for 611 million euros and the renewals in France of the 2G licenses for 207 million euros and the 3G licenses for 57 million euros.

(2)	In 2023, mainly includes the effects of the acquisition of VOO for 166 million euros (see Note 3.2).

In 2021, mainly included the effects of the loss of exclusive control on Orange Concessions (see Note 3.2).

(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets include to labor expenses and amount to 423 million euros in 2023, 418 million euros in 2022, and 399 million euros in 2021.

Information on telecommunications licenses at December 31, 2023

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

To take into account the principle of technological neutrality, Orange now presents licenses by frequency band rather than by technology. As a result, the presentation of information relating to licenses was changed with effect from 2023.

(in millions of euros)	Frequency band	Gross value	Net book value	Residual useful life(1)
France	700 MHz	960	699	11.9 to 14.6
	800 MHz	932	413	8.0 to 12.9
	900 MHz	93	67	1.3 to 7.3
	1,800 MHz	117	83	1.3 to 12.9
	2.1 GHz	343	135	1.3 to 7.6
	2.6 GHz	302	126	7.8 to 12.9
	3.4 - 3.8 GHz	876	695	11.9 to 14.6
		3,624	2,219
Spain	700 MHz	547	498	17.8
	800 MHz	474	221	7.3
	900 MHz	127	57	7.0
	2.6 GHz	102	54	7.0 to 19.4
	3.4 - 3.8 GHz	494	397	7.0 to 14.9
	Other	851	28
		2,596	1,254
Poland	800 MHz	703	334	7.1
	2.1 GHz	81	76	14.0
	3.4 - 3.8 GHz	126	126	15.0
	Other	217	58
		1,127	594
Morocco	900 MHz	742	122	7.2
	Other	214	118
		956	241
Romania	700 MHz	136	131	24.0
	900 MHz	173	50	5.3
	1,500 MHz	62	60	24.0
	3.4 - 3.8 GHz	120	120	22.0
	Other	417	136
		909	497
Egypt	2.1 GHz	237	132	7.8
	2.6 GHz	294	283	10.1
	Other	311	65
		842	481
Belgium	700 MHz	146	137	18.7
	800 MHz	138	75	10.9
	900 MHz	83	79	19.0
	1,400 MHz	89	87	19.6
	2.1 GHz	82	78	19.0
	3.4 - 3.8 GHz	67	62	16.3
	Other	75	56
		680	573
Jordan	900 MHz	196	71	25.4
	2.6 GHz	68	51	29.4 to 34.8
	3.4 - 3.8 GHz	64	62	24.2
	Other	190	71
		518	255
Other countries		1,639	762
Total		12,891	6,878

(1)	In number of years, at December 31, 2023.

Main telecommunication licenses obtained or renewed in 2023

–  Orange Belgium obtained 303 million euros of licenses on the 900 MHz, 1,400 MHz, 1,800 MHz and 2,100 MHz frequency bands. This purchase resulted in the recognition of an intangible asset of 303 million euros after the auctions in 2022.

–  Orange Egypt obtained 113 million euros on the 2.6 GHz frequency band. This purchase resulted in the recognition of an intangible asset of 113 million euros.

–  Orange Polska obtained 121 million euros on the 3.4 GHz – 3.8 GHz frequency band. This purchase resulted in the recognition of an intangible asset of 121 million euros.

–  Sonatel obtained 53 million euros on the 700 MHz and 3.4 GHz – 3.8 GHz frequency bands. This purchase resulted in the recognition of an intangible asset of 53 million euros.

Accounting policies

Intangible assets mainly consist of acquired brands, acquired customer bases, telecommunications licenses and software, as well as operating rights granted under certain concession agreement.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunications licenses, are expensed in the relevant periods.

The operating rights granted under certain concession arrangements are recognized in other intangible assets and correspond to the right to charge users of the public service (see Note 4.1).

8.5    Property, plant and equipment

	December 31, 2023				December 31,	December 31,
					2022	2021
(in millions of euros)	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
		amortization
Networks and devices	104,303	(74,208)	(388)	29,707	28,088	27,155
Land and buildings	8,302	(5,783)	(230)	2,289	2,299	2,117
IT equipment	3,767	(3,001)	(2)	763	793	784
Other property, plant and equipment	1,739	(1,299)	(6)	434	460	428
Total property, plant and equipment	118,111	(84,291)	(627)	33,193	31,640	30,484

Networks and devices are broken down as follows:

Fixed-access networks	Mobile access networks	Core & Transmission networks
Customer Devices & Equipment

(in millions of euros)	2023	2022	2021
Net book value of property, plant and equipment - in the opening balance	31,640	30,484	29,075
Acquisitions of property, plant and equipment	5,698	6,329	5,947
o/w financed assets	233	229	40
Impact of changes in the scope of consolidation (1)	1,142	262	130
Disposals and retirements	(192)	(181)	(102)
Depreciation and amortization	(5,109)	(4,725)	(4,796)
o/w fixed assets (2)	(4,980)	(4,618)	(4,712)
o/w financed assets	(129)	(107)	(84)
Impairment	1	(23)	(5)
Translation adjustment	13	(291)	129
Reclassifications and other items (3)	1	(216)	105
Net book value of property, plant and equipment - in the closing balance	33,193	31,640	30,484

(1)In 2023, mainly includes the effects of the acquisition of VOO for 1,132 million euros (see Note 3.2).

In 2022, included 261 million euros for the purchase price allocation of Telekom Romania Communications (see Note 3.2).

In 2021, mainly related to the effects of the acquisition of Telekom Romania Communications and the loss of exclusive control on the FiberCo in Poland (see Note 3.2).

(2)	Includes the effect of extending the amortization period for the copper network in France from 2022, resulting in a reduction in depreciation and amortization of around 130 million euros from 2022.
(3)In 2022, mainly included the effect of the increase in discount rates on dismantling assets (see Note 8.7).

Financed assets

Financed assets include at December 31, 2023 the set-up boxes in France financed by an intermediary bank: they meet the standard criterion of a tangible asset according to IAS 16. The associated payables to these financed assets are presented in financial liabilities and are included in the definition of the net financial debt (see Note 13.3)

Internal costs capitalized as property, plant and equipment

Internal costs capitalized as property, plant and equipment mainly include labor expenses and amount to 365 million euros in 2023, 400 million euros in 2022, and 450 million euros in 2021.

Accounting policies

Property, plant and equipment is made up of tangible fixed assets and financed assets. It mainly comprises network facilities and equipment.

The gross value of property, plant and equipment is made up of its acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or extend its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling and removing the fixed asset and restoring the site where it was located under the obligation incurred by the Group.

The roll-out of assets by stage, particularly network assets, in the Group’s assessment, does not generally require a substantial period of preparation. As a result, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

In France, the regulatory framework governing the fiber optic network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the last mile of networks is classified as a joint operation in accordance with IFRS 11 “Partnerships”: Orange only recognizes in its assets the portions (built or acquired) in networks that it has co-financed or built.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure sharing, active network and even spectrum equipment.

8.6    Fixed assets payables

(in millions of euros)	2023	2022	2021
Fixed assets payable - in the opening balance	4,581	4,481	4,640
Business related variations	(45)	124	(206)
o/w telecommunication licences payable(1)	214	51	143
Changes in the scope of consolidation(2)	9	—	(199)
Translation adjustment	(15)	(54)	31
Reclassifications and other items(3)	4	30	216
Fixed assets payable - in the closing balance	4,534	4,581	4,481
o/w long-term fixed assets payable	1,608	1,480	1,370
o/w short-term fixed assets payable	2,926	3,101	3,111

(1)	In 2023, includes 85 million euros for the acquisition of the 5G license in Belgium and 77 million euros for the acquisition of the 5G license in Poland.

In 2022, included 241 million euros relating to the acquisition of the 5G license in Romania, and (153) million euros paid out for 5G licenses in France.

In 2021, included 192 million euros relating to the acquisition of 5G in Spain and (150) million euros paid out for the 5G license in France.

(2)	In 2021, included (241) million euros resulting from the loss of exclusive control on Orange Concessions (see Note 3.2).
(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Accounting policies

These payables are generated from trading activities. The payment terms may be over several years in the case of infrastructure roll-out and license acquisition. Payables due in more than 12 months are presented in non-current items. Trade payables without specified interest rates are measured at par value if the interest component is negligible. Interest-bearing trade payables are recognized at amortized cost.

Trade payables also include payables that the supplier may have disposed of, with or without notifying financial institutions, in a direct or reverse factoring arrangement (see Note 5.6).

Firm commitments to purchase fixed assets are presented as unrecognized contractual commitments (see Note 16), net of any down payments which are recorded as down payments on fixed assets.

8.7    Dismantling provisions

Asset dismantling obligations mainly relate to the restoration of mobile telephony antenna sites, the treatment of telephone poles, management of waste electrical and electronic equipment and the dismantling of telephone booths.

(in millions of euros)	2023	2022	2021
Dismantling provisions - in the opening balance	696	897	901
Provision reversal with impact on income statement	—	—	—
Discounting with impact on income statement	23	36	11
Utilizations without impact on income statement	(29)	(20)	(18)
Changes in provision with impact on assets(1)	35	(221)	3
Changes in the scope of consolidation	2	—	—
Translation adjustment	11	(5)	—
Reclassifications and other items	—	10	—
Dismantling provisions - in the closing balance	738	696	897
o/w non-current provisions	698	670	876
o/w current provisions	40	26	21

(1)In 2023 and 2022, mainly includes the effect of the increase in discount rates.

Accounting policies

The Group has an obligation to dismantle installed technical equipment and restore the technical sites it occupies.

When the obligation arises, a dismantling asset is recognized against a dismantling provision.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, devices and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current fiscal year, extrapolated for future years using the best estimate that will allow the obligation to be settled. This estimate is reviewed annually and the provision is adjusted where necessary against the dismantling asset recognized and the underlying assets, if any. The provision is discounted at a rate set by geographical area corresponding to the average risk-free rate of a 15-year government bond.

When the obligation is settled, the provision is reversed against the net carrying value of the dismantling asset and the net carrying value of the underlying assets if the dismantling asset is less than the financial provision reversal.